Leases - Additional Information (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2009	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Leases
Lease, Practical Expedients, Package [true false]		true	true
Non Cash Right Of Use Asset In Exchange For Operating Lease Liability		$ 485,000
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 485,000			$ 485,948
Right-of-use assets		43,965	$ 171,122	329,698
Lease liabilities		$ 43,965	$ 171,122	$ 329,698
Weighted-average remaining lease term		25 years	1 year	2 years
Weighted-average discount rate		6.00%	6.00%	6.00%
Cash paid for amounts included in measurement of lease liabilities		$ 128,600	$ 173,622	$ 160,605
Operating lease costs			$ 173,622	$ 160,605